Initial Public Offering (Details) - USD ($)					12 Months Ended
	Feb. 27, 2024	Dec. 31, 2023	Feb. 28, 2023	Mar. 02, 2021	Dec. 31, 2022
Initial Public Offering
Shares issued (in shares)		1
CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Offering costs				$ 8,800,000
Deferred underwriting commissions				$ 5,200,000
Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Shares issued (in shares)	3,300,016		3,690,831
Initial public offering | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Gross proceeds from initial public offering					$ 149,500,000
Initial public offering | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Shares issued (in shares)				14,950,000
Share price (in dollars per share)				$ 10.00
Gross proceeds from initial public offering				$ 149,500,000
Over-Allotment option | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Shares issued (in shares)				1,950,000
Over-Allotment option | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering
Shares issued (in shares)				1,950,000
Share price (in dollars per share)				$ 10.00